Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of the Components of Lease Costs and Rent
The following table provides a summary of the components of lease costs and rent:

	Year Ended December 31,
	2023	2022
Operating lease cost	$366	$198
Variable lease cost	28	4
Short-term lease cost	—	34

Total operating lease costs	$394	$236

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities, which do not include short-term leases, as of December 31, 2023, are as follows:

2024	$417
2025	222

Total undiscounted operating lease payments	$639
Less: imputed interest	(54)

Present value of operating lease liabilities	$585

Balance sheet classification:
Current portion of lease liabilities	$417
Long-term lease liabilities	168

Total operating lease liabilities	$585